Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Verified software license	$ 36,122	$ 51,409	$ 71,900	$ 86,902	$ 156,646	$ 64,799
Legacy authentication services	1,020	15,000	3,098	144,559	370,769	548,717
Total revenues, net	37,142	66,409	74,998	231,461	527,415	613,516
Operating Expenses:
General and administrative	1,924,203	4,026,382	5,200,394	7,669,366	14,676,938	12,831,786
Research and development	796,295	1,695,521	1,902,109	3,069,023	6,269,175	2,878,952
Depreciation and amortization	76,019	244,448	152,036	460,833	749,900	1,157,773
Impairment losses					1,101,867	831,075
Total operating expenses	2,796,517	5,966,351	7,254,539	11,199,222	22,797,880	17,699,586
Loss from continuing operations	(2,759,375)	(5,899,942)	(7,179,541)	(10,967,761)	(22,270,465)	(17,086,070)
Other Expense:
Other income	1,160		1,160	3,240	(37,221)	651
Gain on extinguishment of debt						971,522
Interest expense, net	(282,109)	(459,262)	(1,082,182)	(493,904)	(1,359,954)	(586,850)
Loss on debt extinguishment	(380,741)		(380,741)
Conversion expense	(7,476,000)		(7,476,000)
Other expense, net	(8,137,690)	(459,262)	(8,937,763)	(490,664)	(1,397,175)	385,323
Loss from continuing operations before income taxes	(10,897,065)	(6,359,204)	(16,117,304)	(11,458,425)	(23,667,640)	(16,700,747)
Income tax expense	(3,255)	(7,316)	(3,255)	(8,100)	(7,670)	(10,746)
Loss from continuing operations	(10,900,320)	(6,366,520)	(16,120,559)	(11,466,525)	(23,675,310)	(16,711,493)
Gain (loss) from discontinued operations	5,694	(206,307)	3,439	(407,030)	(366,663)	(954,295)
Gain on sale of discontinued operations	216,069		216,069		(188,247)
Total gain (loss) from discontinued operations	221,763	(206,307)	219,508	(407,030)	(554,910)	(954,295)
Net loss	$ (10,678,557)	$ (6,572,827)	$ (15,901,051)	$ (11,873,555)	$ (24,230,220)	$ (17,665,788)
Net Income (Loss) Per Share – Basic and Diluted
Continuing operations (in Dollars per share)	$ (2.15)	$ (2.06)	$ (3.91)	$ (3.8)	$ (7.72)	$ (6.27)
Discontinued operations (in Dollars per share)	$ 0.04	$ (0.07)	$ 0.05	$ (0.14)	$ (0.18)	$ (0.36)
Weighted Average Shares Outstanding – Basic (in Shares)	5,065,556	3,084,226	4,120,849	3,014,854	3,065,365	2,666,161